UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/10

Item 1.  Reports to Stockholders.

Class A Shares:	EMINX
Class C Shares:	EMIOX
Class I Shares:	EMIIX

EM CAPITAL INDIA GATEWAY FUND

The U.S. India-Focused Mutual Fund Investing at Least 50% of Assets

 in Mid and Small Cap Indian Companies

2010 Annual Report

EM CAPITAL MANAGEMENT, LLC

Investment Adviser

www.emcapitalmanagement.com

Toll-Free Investor Service: 1-866-611-4967

 www.emcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of EM Capital India Gateway Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.  The EM Capital India Gateway Fund is Distributed by Northern Lights Distributors, LLC.

Photo copyright 2010© Seth Freeman

Dear Shareholder,

This letter is being written in early 2011.  The world is exhibiting an above-average level of turmoil, particularly in the developing countries.  This is partly due to the rise in global food prices.  In the aftermath of the “Great Recession,” food prices have been rising to unprecedented levels.  The UN’s Food & Agriculture “food price index” rose from 90 in the year 2000 to 184 in 2008, but fell back a bit to 134 in late 2009 due to the effects of the Great Recession.  Since then, prices have rebounded to 197 in January 2011.1  January wheat and maize (corn) prices are up about 50% from a year ago.  World cereal production is forecast by the FAO to decline 1.4% in 2011, so price relief does not look particularly promising.2

In India, the average rural household pays 55% of its income for food while urban households pay 43%.3  Onions, a staple in India, tripled in price in January due to a poor harvest, leading to street protests, but onions have since stabilized at more normal levels thanks to a ban on exports and to subsidized imports.4  Overall, nonetheless, food prices in India are about 20% above last year’s level.

Despite the inflationary threat, Indians have remained largely calm and positive about the future, unlike the situation in places like Indonesia, North Africa, and even China.  Why is this?  First, India is a noisy and open democracy.  Unlike in some other countries, ample scope exists for self-expression through an unbridled press, the voting box, electronic media, and, often, open taunting of officials and politicians.  In addition, India is quite decentralized, with no one center of power.  There are twenty-eight states and seven small union territories, following, in many cases, very disparate social and economic policies.  India is the world’s largest democracy and people can both blow off steam and change their leaders when they wish.  Second, the various levels of government are seen to be taking actions to alleviate the food crisis.  Third, there is a widespread and deep belief among opinion-makers that India is going in the right economic direction.  We therefore believe that India will escape the turmoil embroiling some other countries.

The economy5

India largely escaped the Great Recession, with GDP growth dropping only from 9.2% in 2008 to 6.7% in 2009, and rebounding to 7.4% in 2010.6  The near-term outlook for the Indian economy looks favorable.  The IMF is projecting just under 9% growth for 2011.

Inflation remains an issue, however.  Slightly over 10% in 2010, inflation is expected to fall to 6.5% in the current year due to a leveling off of food prices.  A national savings rate of 35% of GDP will cover almost all of Gross Investment of 38%, and modest private inflows will cover the rest.  The current account deficit is around -3% and the central government deficit about -7% of GDP.  The IMF is projecting India’s GDP growth to remain above 8% through 2015, so the economic situation remains extremely robust provided that inflation can be kept under control.  The Reserve Bank of India’s management of interest rate increases over the past year indicates that it will be.

1 http://www.fao.org/worldfoodsituation/FoodPricesIndex/en/

2 “Crop Prospects and Food Situation,” Food & Agriculture Organization, December 2010, No. 4

3 Government of India: “Press Note on Level and Pattern of Consumer Expenditures,” 27 December 2006.

4 Deccan Herald, “Higher food prices deepen misery in Asia,” February 21, 2011.

5Information drawn from “India: 2010 Article IV Consultation—Staff Report; Public Information Notice on the Executive Board Discussion; and Statement by the Executive Director for India,” International Monetary Fund, February 2011

6 India itself uses a methodology somewhat different from the IMF, which results in a slightly higher figure for the Indian calculation.

The stock market

The Sensex, which is the main stock market index in India, rose 15% in 2010, almost identical to the return of the S&P 500 during the same period.  It was a bumpy ride, however, with significant pullbacks in March and May.  The market peaked in November, reaching new highs, but has been trending downward since, much as markets have been doing in other countries. The 2010 pattern is similar to that of the S&P 500 in the US in the same period but with greater volatility.

Toward the end of the year, foreign institutional investors began withdrawing funds from the market due to concerns about mounting inflation in the developing countries.  This has tended to depress share prices.  The market ended up the year around 19x trailing earnings, compared to about 16x for the S&P 500.

The Fund

The fund produced a total return of 13.72% in 20107 after fees and expenses, or roughly equal to the index on a pre-fee basis.  While stock selection is believed to have been largely favorable on a fundamental basis, our fund was negatively impacted by its emphasis on small and medium-sized companies, which, while showing better earnings growth prospects than the large companies, proved to be more volatile as the markets corrected toward the end of the year.

The managers of the fund feel that India’s economic growth may remain among the highest in the world in 2011 and that the fund has tried to be well-positioned to profit from this growth.

Thanks for your continued support

EM Capital Management, LLC

Seth R. Freeman, Chief Executive Officer

and Lead Portfolio Manager of the EM Capital India Gateway Fund

0511-NLD-3/11/2011

7 Source: Morningstar

EM Capital India Gateway Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through December 31, 2010*

Annualized Total Returns as of December 31, 2010
	One Year	Since Inception*
EM Capital India Gateway Fund- Class A
Without Sales Charge	13.72%	(5.74)%
With Sales Charge **	8.06%	(7.14)%
EM Capital India Gateway Fund- Class I	13.41%	(4.63)%
Bombay Stock Exchange 100 Index	21.92%	6.20%
S&P 500	15.06%	(3.61)%

________________

  * The Fund commenced operations on July 23, 2007.

**Adjusted for maximum initial sales charge of 5.00%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The Bombay Stock Exchange 100 (BSE 100) Index is a free float adjusted market capitalization weighted index of the 100 largest market cap stocks listed on the Bombay Stock Exchange.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total net annual operating expenses, including underlying funds, is 1.71% and 1.46% for Class A and Class I, respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-611-4967.

Portfolio Composition (as a % of Net Assets)
As of December 31, 2010 (Unaudited)
Common Stock- 56.59%
Consumer, Cyclical	14.39%	Energy	1.55%
Financial	11.79%	Communications	0.95%
Consumer, Non-cyclical	11.11%	Diversified	0.93%
Industrial	7.58%	Exchange Traded Funds	40.75%
Basic Materials	3.75%	Other Assets Less
Technology	2.74%	Liabilities	2.66%
Utilities	1.80%	Total	100.00%

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2010
	Shares	Value

COMMON STOCKS- 56.59%
AGRICULTURE - 0.06%
Jubilant Industries, Ltd. *	92	$ 688

AUTO MANUFACTURERS - 5.45%
Bajaj Auto Ltd.	755	25,964
Mahindra & Mahindra Ltd.	440	7,641
Maruti Suzuki India Ltd.	400	12,690
Tata Motors Ltd.	400	11,679
		57,974
BANKS - 7.06%
Axis Bank Ltd.	400	12,052
Central Bank Of India	2,800	11,353
Corporation Bank	1,020	14,482
Dena Bank	2,800	7,280
Dhanalaxni Bank Ltd.	3,200	9,091
State Bank of India	150	9,413
Yes Bank Ltd.	1,650	11,518
		75,189
BEVERAGES - 1.09%
Empee Distilleries Ltd.	1,000	2,950
Radico Khaitan Ltd.	470	1,651
United Breweries Ltd.	333	3,748
United Spirits Ltd.	100	3,267
		11,616
BUILDING MATERIALS - 0.23%
Gujarat Sidhee Cement Ltd. *	2,800	809
JK Cement Ltd.	520	1,691
		2,500
CHEMICALS - 0.91%
Asian Paints Ltd.	150	9,636

COMPUTERS - 0.87%
Infosys Technologies Ltd.	120	9,220

CONSUMER DURABLES - 1.28%
Nilkamal Ltd.	1,600	13,611

COSMETICS/PERSONAL CARE - 1.37%
Dabur India Ltd.	6,500	14,542

DIVERSIFIED FINANCIAL SERVICES - 3.61%
Dewan Housing Finance Corp. Ltd.	400	2,715
Housing Development Finance Corp. Ltd.	500	8,127
Magma Fincorp Ltd.	8,100	13,123
Motilal Oswal Financial Services Ltd.	600	2,269
Shriram Transport Finance Co.	700	12,201
		38,435
EDUCATIONAL SERVICES - 0.28%
Aptech Ltd.	1,000	2,998

The accompanying notes are an integral part of these financial statements.
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010
	Shares	Value

ELECTRIC - 1.80%
CESC Ltd.	180	$ 1,466
JSW Energy Ltd.	1,700	3,781
Reliance Infrastructure Ltd.	150	2,823
Torrent Power, Ltd.	1,800	11,103
		19,173
ELECTRICAL COMPONENTS & EQUIPMENT - 1.85%
Alstom Projects India Ltd.	110	1,686
Bharat Heavy Electricals Ltd.	180	9,334
Crompton Greaves Ltd.	1,200	8,300
KEI Industries Ltd.	600	417
		19,737
ELECTRICAL ENGINEERING - 0.27%
ICSA India Ltd.	900	2,847

ENGINEERING & CONSTRUCTION - 1.33%
Larsen & Toubro Ltd.	280	12,368
Punj Lloyd Ltd.	700	1,747
		14,115
FOOD - 0.51%
Nestle India Ltd.	64	5,447

HAND/MACHINE TOOLS - 0.73%
Ador Fontech Ltd.	1,000	7,768

HEALTHCARE-SERVICES - 3.41%
Apollo Hospitals Enterprise Ltd.	1,800	18,287
Fortis Healthcare Ltd. *	2,220	7,260
Opto Circuits India, Ltd.	1,800	10,782
		36,329
HOLDING COMPANIES-DIVERSIFIED - 0.93%
Aditya Birla Nuvo Ltd.	400	7,511
MAX India Ltd. *	720	2,372
		9,883
HOUSEHOLD PRODUCTS/WARES - 1.14%
Hindustan Unilever Ltd.	450	3,142
Jyothy Laboratories Ltd.	1,500	9,028
		12,170
INSURANCE - 0.63%
Reliance Capital Ltd.	450	6,711

INVESTMENT COMPANIES - 0.09%
Bajaj Holdings and Investment Ltd.	50	975

JEWELRY MANUFACTURING - 1.47%
Rajesh Exports Ltd.	5,290	15,595

The accompanying notes are an integral part of these financial statements.
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010
	Shares	Value

LODGING - 3.99%
Asian Hotels East, Ltd.	160	$ 1,284
Asian Hotels North, Ltd.	160	900
Asian Hotels West, Ltd.	1,360	6,669
Hotel Leela Venture Ltd.	9,800	10,345
Indian Hotels Co. Ltd.	5,600	12,072
Royal Orchid Hotels, Ltd. *	6,000	11,221
		42,491
MANUFACTURING - 0.02%
Lloyd Electric & Engineering	100	167

MEDIA - 0.04%
Creative Eye Ltd. *	3,000	465

METAL FABRICATE/HARDWARE - 0.23%
Jindal Saw Ltd.	600	2,442

MINING - 1.03%
Hindustan Zinc Ltd.	360	10,996

MISCELLANEOUS MANUFACTURING - 1.74%
Everest Kanto Cylinder Ltd.	5,180	11,439
Jain Irrigation Systems Ltd.	1,500	7,036
		18,475
OIL & GAS - 1.55%
Reliance Industries Ltd.	700	16,539

PHARMACEUTICALS - 4.39%
Ajanta Pharma Ltd.	2,500	11,833
Alembic Ltd.	1,000	1,511
Jubilant Life Sciences Ltd.	1,859	11,583
Ranbaxy Laboratories Ltd. *	320	4,275
Sun Pharmaceutical Industries Ltd.	1,625	17,586
		46,788
REAL ESTATE - 0.74%
Housing Development & Infrastructure Ltd. *	850	3,698
Peninsula Land Ltd.	2,400	3,412
Puravankara Projects Ltd.	225	558
Ritesh Properties and Industries Ltd. *	600	188
		7,856
SHIPBUILDING - 0.54%
Pipavav Shipyard Ltd. *	3,000	5,801

SOFTWARE - 1.61%
Financial Technologies India Ltd.	520	10,372
Oracle Financial Services Software Ltd. *	120	6,262
Subex Azure Ltd. *	260	475
		17,109
STORAGE - 1.42%
Aegis Logistics, Ltd.	2,000	15,139

The accompanying notes are an integral part of these financial statements.
EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2010
	Shares	Value

TELECOMMUNICATIONS - 0.90%
Bharti Airtel Ltd.	1,200	$ 9,609

TEXTILES - 0.92%
Bombay Rayon Fashions Ltd.	1,350	5,998
Vardhman Textiles Ltd.	560	3,773
		9,771
TRANSPORTATION - 0.29%
Great Eastern Shipping Co. Ltd	400	3,073

TRUCK MANUFACTURING - 0.81%
Ashok Leyland Ltd.	6,000	8,570

TOTAL COMMON STOCKS		602,450
( Cost - $523,225)

EXCHANGE TRADED FUNDS - 40.75%
iPath MSCI India Index ETN*	2,242	174,114
iShares S&P India Nifty 50 Index Fund	4,448	139,311
WisdomTree India Earnings Fund	4,560	120,339
TOTAL EXCHANGE TRADED FUNDS		433,764
( Cost - $429,252)

TOTAL INVESTMENTS - 97.34%
( Cost - $952,477)		$ 1,036,214
OTHER ASSETS LESS LIABILITIES - 2.66%		28,276
NET ASSETS - 100.00%		$ 1,064,490
____________
* Non-Income producing security.
The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

Assets:
Investments in Securities at Value (identified cost $952,477)	$ 1,036,214
Foreign Cash (identified cost $10,177)	10,177
Cash	238,285
Receivable for Interest and Dividends	21
Receivable for Fund Shares Sold	10,099
Receivable from Investment Adviser (Note 4)	51,115
Prepaid Expenses and Other Assets	10,226
Total Assets	1,356,137

Liabilities:
Payable for Securities Purchased	190,429
Accrued Distribution Fees	41
Payable to Affiliates	9,083
Accrued Expenses and Other Liabilities	92,094
Total Liabilities	291,647

Net Assets	$ 1,064,490

Net Assets:
Class A Shares	$ 825,098
Class I Shares	238,392
Adviser Shares*	1,000
Total Net Assets	$ 1,064,490

Shares Outstanding ($.01 par value, unlimited shares authorized):
Class A Shares	102,563
Class I Shares	28,471
Adviser Shares*	1,000
Net Asset Value, Offering and Redemption Price** Per Share:
Class A Shares	$ 8.04
Class I Shares	$ 8.37
Adviser Shares*	$ 1.00
Maximum Sales Charge:
Class A Shares	5.00%
Maximum Offering Price Per Share (Net Asset Value/(100% - Maximum Sales Charge)):
Class A Shares	$ 8.46

Composition of Net Assets:
At December 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 1,091,870
Paid-in-Capital- Minority Interest	1,000
Accumulated Net Investment Loss	(2,843)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(109,274)
Unrealized Appreciation on Investments and Foreign Currency Transactions	83,737
Net Assets	$ 1,064,490
_______
*Adviser Shares can not be redeemed and have no voting rights.
**Subject to a 2% redemption fee if redeemed within 90 days of acquisition.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010

Investment Income:
Dividend Income	$ 4,802
Total Investment Income	4,802

Expenses:
Administration Fees	67,801
Fund Accounting Fees	58,166
Transfer Agent Fees	41,892
Audit Fees	24,900
Chief Compliance Officer Fees	14,019
Legal Fees	12,111
Registration & Filing Fees	8,134
Printing Expense	8,242
Investment Advisory Fees	5,793
Trustees' Fees	5,696
Custody Fees	3,072
Distribution Fees (Class A)	911
Insurance Expense	10
Miscellaneous Expenses	1,383
Total Expenses	252,130
Less: Expenses Waived and Reimbursed by Adviser	(244,181)
Net Expenses	7,949
Net Investment Loss	(3,147)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Investments	(8,875)
Net Realized Loss on Foreign Currency Transactions	(2,222)
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	84,657
Net Realized and Unrealized Gain on Investments and Foreign Currency	73,560

Net Increase in Net Assets Resulting From Operations	$ 70,413

EM Capital India Gateway Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
Operations:	December 31, 2010	December 31, 2009

Net Investment Loss	$ (3,147)	$ (1,433)
Net Realized Loss on Investments and Foreign
Currency Transactions	(11,097)	(13,647)
Net Change in Unrealized Appreciation on
Investments and Foreign Currency Translations	84,657	134,198
Net Increase in Net Assets
Resulting From Operations	70,413	119,118

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (83,245 and 7,300 shares, respectively)	649,432	39,173
Cost of Shares Redeemed (16,560 and 4,783 shares, respectively)	(130,554)	(29,840)
Redemption Fees	2	25
Total Class A Transactions	518,880	9,358

Class I
Proceeds from Shares Issued (28,359 and 2,161 shares, respectively)	219,800	15,000
Cost of Shares Redeemed (2,304 and 1 share, respectively)	(17,147)	(3)
Total Class I Transactions	202,653	14,997

Net Increase in Net Assets from
Beneficial Interest Transactions	721,533	24,355

Increase in Net Assets	791,946	143,473

Net Assets:
Beginning of Year	272,544	129,071
End of Year (including accumulated net investment
loss of $2,843 and $448, respectively)	$ 1,064,490	$ 272,544

	The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CLASS A
	Year		Year		Year	Period
	Ended		Ended		Ended	Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007*

Net Asset Value, Beginning of Period	$ 7.07		$ 3.81		$ 13.19	$ 10.00

Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.05)		(0.04)		(0.08)	0.05
Net gain (loss) from securities
(both realized and unrealized)	1.02		3.30		(9.24)	3.14
Total income (loss) from operations	0.97		3.26		(9.32)	3.19
Distributions to shareholders from:
Net investment income	-		-		(0.04)	-
Net realized gains	-		-		(0.07)	-
Total distributions	-		-		(0.11)	-
Redemption fees	-	(d)	-	(d)	0.05	-

Net Asset Value, End of Period	$ 8.04		$ 7.07		$ 3.81	$ 13.19

Total Return (b)	13.72%		85.56%		(70.69)%	31.90%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 825		$ 254		$ 127	$ 296
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	53.99%		127.11%		176.01%	374.21%
net of waivers/reimbursement (c)	1.70%		2.06%		2.30%	2.23%
Ratio of net investment income (loss)
to average net assets (d)(e)	(0.71)%		(0.80)%		(0.99)%	1.48%
Portfolio turnover rate	27%		53%		131%	10%

__________
*July 23, 2007 (commencement of operations) through December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns do not include any sales or redemption charges.
(c) Annualized for periods less than one year.
(d) Redemption fees resulted in less than $0.01 per share.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests. Expenses do not include expenses of underlying funds.
The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CLASS I
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007*

Net Asset Value, Beginning of Period	$ 7.38	$ 3.93	$ 13.22	$ 10.00

Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.04)	(0.02)	(0.04)	0.10
Net gain (loss) from securities
(both realized and unrealized)	1.03	3.47	(9.16)	3.12
Total income (loss) from operations	0.99	3.45	(9.20)	3.22
Distributions to shareholders from:
Net investment income	-	-	(0.04)	-
Net realized gains	-	-	(0.07)	-
Total distributions	-	-	(0.11)	-
Redemption fees	-	-	0.02

Net Asset Value, End of Period	$ 8.37	$ 7.38	$ 3.93	$ 13.22

Total Return (b)	13.41%	87.79%	(69.83)%	32.20%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 238	$ 18	$ 1	$ 3
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	44.40%	106.15%	424.11%	374.23%
net of waivers/reimbursement (c)	1.45%	1.52%	1.80%	1.77%
Ratio of net investment income (loss)
to average net assets (c)(d)	(0.46)%	(0.26)%	(0.49)%	2.01%
Portfolio turnover rate	27%	53%	131%	10%

__________
*July 23, 2007 (commencement of operations) through December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns do not include any sales or redemption charges.
(c) Annualized for periods less than one year.
(d) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests. Expenses do not include expenses of underlying funds.
The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2010

1.

ORGANIZATION

EM Capital India Gateway Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund commenced operations on July 23, 2007, as a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”) and was reorganized as a series of the Trust on September 5, 2008, pursuant to shareholder approval.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The Fund offers three classes of shares: Class A Shares, Class I Shares and Class C Shares.  Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distributions, class-related expenses, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.  Class A Shares are sold with a maximum front-end sales charge of 5.00%.  Each class charges a fee of 2.00% on redemptions of shares held less than 90 days.  There are currently no outstanding shares of Class C Shares.  The Fund has Adviser shares which are not redeemable, and no income or expenses are allocated to the Adviser shares.  The Adviser shares are owned by EM Capital Management, LLC, the Fund’s Adviser and are reflected as Paid-In-Capital Minority Interest on the Consolidated Statement of Assets and Liabilities.

The Fund’s investment objective is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and India-related companies.  The Fund pursues its investment objective by investing through EM Capital Gateway (Mauritius) Ltd., a wholly-owned special purpose limited liability corporation (the “Company”) registered in Mauritius, that was formed solely for the purpose of facilitating the Fund’s purchase of Indian securities and that is regulated by the Securities and Exchange Board of India (“SEBI”).  EM Capital India Gateway Ltd. is a private company limited by shares incorporated in the Republic of Mauritius on March 26, 2007 in accordance with the Companies Act.  It holds a Category 1 Global Business License and is regulated by the Financial Services Commission (FSC).  The principal activity is to carry on business as an investment holding company.  The financial statements of the Fund and Company are consolidated as the Fund directly has controlling interest of the Company and the consolidated financial statements fairly present the Fund’s investments and operations.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – Portfolio securities of the Company for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which the securities are normally traded.  The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options,

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures  (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2010 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$601,762	-	$688	$602,450
Exchange Traded Funds	433,764	-	-	433,764
Total	$1,035,526	-	$688	$1,036,214

*See Consolidated Portfolio of Investments for breakdown by Industry

The following is a reconciliation of assets in which Level 3 inputs were used in determining value.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

Foreign Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day.  The cost of securities is determined by using historical exchange rates.  Income is translated at approximate rates prevailing when accrued.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than one business day after trade date.  However, for financial reporting purposes, security transactions are accounted for on trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date (“ex-date”) or as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividend.  Interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of India’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.  All expenses of the Company and Fund are accounted for in the Fund’s Consolidated Statement of Operations on the accrual basis.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

3.

CONCENTRATION OF MARKET RISK

The Fund will invest primarily in Indian and India-related securities.  The value of the Fund’s investments may therefore be adversely affected by political and social instability in India and by changes in economic or tax policies in that country.  Investment in Indian securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in India.  India is still considered to be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Emerging market nations may be characterized by political uncertainty and instability.  In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by EM Capital Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.20% of the average daily net assets of the Fund.  For the year ended December 31, 2010, the Adviser earned advisory fees of $5,793.  The Adviser does not receive a fee from EM Capital Gateway (Mauritius) Ltd.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary or non-recurring expenses), at least until April 30, 2011, so that the total annual operating expenses of the Fund do not exceed 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.  Prior to September 11, 2009, the total annual operating expenses were contractually limited by the Adviser to 2.30% for Class A shares, 2.80% for Class C shares and 1.80% for Class I shares.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the year ended December 31, 2010, the Adviser waived expenses of $5,793 and reimbursed expenses of $238,388.  As of December 31, 2010, the total amount due from Adviser as a result of the expense limitation agreement was $51,115, of which $49,368 has been collected as of March 8, 2011.  Uncollected amounts relate to expenses accrued but currently not payable.  As of December 31, 2010, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $888,515, and will expire on December 31 of the years indicated below:

2011	2012	2013
$423,934	$220,400	$244,181

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund. Current GFS agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one and $6,000 for international funds.  In addition, a basis point fee is charged in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14 for open accounts and $2 for closed accounts.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  For the year ended December 31, 2010, GFS collected $23 for providing such services.  The custody fees listed in the Consolidated Statement of Operations include any fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee,  payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended December 31, 2010, the Fund incurred expenses of $14,019 for compliance services provided by NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended December 31, 2010, GemCom received $5,737 for providing such services.  The printing expenses disclosed in the Consolidated Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% for Class A Shares per year of its average daily net assets for such distribution and shareholder service activities.  For the year ended December 31, 2010, the Fund incurred distribution fees of $911 for Class A Shares.  There is no distribution plan for Class I shares.

Trustees – The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

5.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended December 31, 2010, amounted to $812,152 and $120,018, respectively.  The cost basis of securities for federal income tax purposes was $961,239.  Gross unrealized appreciation and depreciation on investments as of December 31, 2010 aggregated $136,306 and $61,331, respectively.

6.

TAX INFORMATION

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.  Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassifications for the year ended December  31, 2010 as follows: a decrease in paid-in-capital of $2,912; a decrease in accumulated net investment loss of $752; and a decrease in accumulated net realized loss on investments and foreign currency transactions of $2,160.

There were no distributions paid to shareholders during the years ended December 31, 2009 and December 31, 2010.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

At December 31, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $103,093 available to offset future capital gains, if any, of which $26,108 expires on December 31, 2016, $62,666 expires on December 31, 2017 and $14,319 expires on December 31, 2018.

Foreign currency and capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $62 and $200 of such foreign currency and capital losses, respectively.

7.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2010

and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of EM Capital India Gateway Fund

We have audited the accompanying consolidated statement of assets and liabilities of EM Capital India Gateway Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the consolidated portfolio of investments, as of December 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the three-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The consolidated financial highlights for the period July 23, 2007 (commencement of operations) to December 31, 2007 were audited by other auditors whose report dated June 30, 2008 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EM Capital India Gateway Fund as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                             BBD, LLP

Philadelphia, Pennsylvania

March 11, 2011

EM Capital India Gateway Fund

Trustees & Officers (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee
L.Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Fund (LFTAX) (Director and Audit Committee Chairman)

EM Capital India Gateway Fund

Trustees & Officers (Unaudited) (Continued)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

.

  * The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-866-611-4967.

EM Capital India Gateway Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

December 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (7/1/10)	Ending Account Value (12/31/10)	Expenses Paid During the Period* (7/1/10 to 12/31/10)
Actual
Class A	$1,000.00	$1,087.96	$ 8.95
Class I	$1,000.00	$1,089.84	$ 7.64
Hypothetical
Class A	$1,000.00	$1,016.64	$ 8.64
Class I	$1,000.00	$1,017.90	$ 7.38

_______

*Expenses Paid During Period are equal to the  annualized expense ratio of 1.70% for Class A and 1.45% for Class I, multiplied by the average account value over  the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ended December 31, 2010).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

EM CAPITAL INDIA GATEWAY FUND

Class A: EMINX      CUSIP  66537T349

Class C: N/A            CUSIP  66537T331

Class I: EMIIX         CUSIP  66537T323

Adviser	EM Capital Management, LLC 920 Country Club Drive, Suite 1-E Moraga, California 94556 Tel: 925-376-8700 info@emcapitalmanagement.com www.emcapitalmanagement.com
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Bank of New York One Wall Street, 25th Floor, New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-611-4967 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-611-4967.

EM Capital India Gateway Fund

4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-866-611-4967

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $22,000

2009 - $22,000

(b)

Audit-Related Fees

2010- None

2009 - None

(c)

Tax Fees

2010 - $2,000

2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

2009

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

       /s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date  3/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      /s/Andrew B. Rogers

      Andrew B. Rogers, President

Date   3/11/11

By (Signature and Title)

       /s/Kevin Wolf

       Kevin Wolf, Treasurer

Date    3/11/11